Parent Company Only Condensed Financial Information (Details) - Schedule of Condensed Balance Sheets - Parent Company [Member] - USD ($)		Jun. 30, 2024	Jun. 30, 2023
CURRENT ASSETS
Cash		$ 10,711	$ 1,095,007
Digital assets, net		140,586
Prepaid expenses and other current assets		4,409,914	4,179,826
Due from subsidiaries and the VIE		4,408,299	2,607,402
TOTAL CURRENT ASSETS		8,969,510	7,882,235
Other non-current assets			5,062,966
Investments in subsidiaries, consolidated VIE, and VIE’s subsidiaries		6,372,217	13,821,695
TOTAL ASSETS		15,341,727	26,766,896
LIABILITIES AND SHAREHOLDERS’ EQUITY
Other Payable		32,795	31,600
TOTAL CURRENT LIABILITIES		32,795	31,600
TOTAL LIABILITIES		32,795	31,600
SHAREHOLDERS’ EQUITY
Ordinary shares value	[1]	39,390	24,050
Subscription receivable		(15,441)	(15,441)
Additional paid-in capital		42,459,143	40,174,260
Retained earnings		(25,468,546)	(11,802,701)
Accumulated other comprehensive (loss) income		(1,705,614)	(1,644,872)
TOTAL SHAREHOLDERS’ EQUITY		15,308,932	26,735,296
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 15,341,727	$ 26,766,896

[1]	Retroactively restated to reflect 1-for-10 share consolidation effective on October 26, 2023